Earnings/(Loss) per Share - Disclosure of earnings/(loss) per share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Loss per Share [Line Items]
Basic earnings/ (loss) per share (in dollars per share)	$ (0.18)	$ (0.21)	$ 0.02
Diluted earnings/ (loss) per share (in dollars per share)	(0.18)	(0.21)	0.02
Basic
Earnings Loss per Share [Line Items]
Basic earnings/ (loss) per share (in dollars per share)	(0.18)	(0.21)	0.02
Diluted
Earnings Loss per Share [Line Items]
Diluted earnings/ (loss) per share (in dollars per share)	$ (0.18)	$ (0.21)	$ 0.02